Short Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Summary of short-term borrowed funds

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$6,180	0.92%	$7,732	0.94%
Notes payable	10	6.00%	59	3.80%
Short-term advances from FHLB	12,500	2.30%	13,000	2.04%

	$18,690	1.84%	$20,791	1.64%

	2012		2011
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$5	0.80%	$4	0.74%
Master notes and other short term borrowing	7,464	0.90%	9,556	1.13%
Notes payable	29	4.37%	59	3.82%
Short-term advances from FHLB	11,503	2.46%	14,629	1.78%

	$19,001	1.85%	$24,248	1.53%

	2012	2011
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	7,491	11,110
Notes payable	59	59
Short-term advances from FHLB	13,500	20,450